Significant accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2022 segment
Disclosure Of Significant Accounting Policies [Line Items]
Number of business segments (in segments)	2
Furniture and equipment | Minimum of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Furniture and equipment | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Hardware
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Other equipment | Minimum of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Other equipment | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Leasehold improvements | Minimum of the year
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Leasehold improvements | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years